IMPAIRMENTS - Summary of Impairment Expense (Details) - CAD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		$ 474	$ 2,090
Impairment in share of profit from equity accounted investees (Note 9)		0	314
Recognized as impairment expense			1,776
Property, Plant & Equipment (Note 7)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		380	357
Intangible Assets and Goodwill (Note 8)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		24
Right-of-use Assets (Note 13)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		27
Equity Accounted Investees (Note 9)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		22	1,591
Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		21	142
Jordan Cove
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss	$ 349		349
Jordan Cove | Property, Plant & Equipment (Note 7)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss			344
Jordan Cove | Equity Accounted Investees (Note 9)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss			0
Jordan Cove | Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss			5
Pembina Oil Sands Pipeline L.P.
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		424
Pembina Oil Sands Pipeline L.P. | Property, Plant & Equipment (Note 7)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		368
Pembina Oil Sands Pipeline L.P. | Intangible Assets and Goodwill (Note 8)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		24
Pembina Oil Sands Pipeline L.P. | Right-of-use Assets (Note 13)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		27
Pembina Oil Sands Pipeline L.P. | Equity Accounted Investees (Note 9)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		0
Pembina Oil Sands Pipeline L.P. | Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		5
Investment in Ruby
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss			1,396
Investment in Ruby | Property, Plant & Equipment (Note 7)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss			0
Investment in Ruby | Equity Accounted Investees (Note 9)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss			1,257
Investment in Ruby | Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss			139
Investment in CKPC
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss			321
Investment in CKPC | Property, Plant & Equipment (Note 7)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss			0
Investment in CKPC | Equity Accounted Investees (Note 9)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss			323
Investment in CKPC | Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss			2
Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		50	24
Other | Property, Plant & Equipment (Note 7)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		12	13
Other | Intangible Assets and Goodwill (Note 8)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		0
Other | Right-of-use Assets (Note 13)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		0
Other | Equity Accounted Investees (Note 9)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		22	11
Other | Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		$ 16	$ 0